COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2013
Schedule of Operating Leases Future Minimum Payments [Line Items]
2014	$ 107,470
2015	0
2016	0
2017	0
2018	0
Over five years	0
Operating Leases, Future Minimum Payments Receivable	$ 107,470